UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-03287
                                                     -----------

                           New Alternatives Fund, INC.
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         150 Broadhollow Road, Suite 306
                            Melville, New York 11747
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         David J. Schoenwald, President
                           New Alternatives Fund, Inc.
                         150 Broadhollow Road, Suite 306
                            Melville, New York 11747
           -----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code:  631-423-7373
                                                            --------------

                      Date of fiscal year end:  December 31
                                               -------------

                  Date of reporting period:  September 30, 2007
                                            ---------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.




                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                   SHARES          MARKET VALUE
                                                ------------      --------------
COMMON STOCKS - 87.02%
ALTERNATE ENERGY - 54.94%
    SOLAR - 22.48%
    Conergy (Germany)                              110,000        $  10,418,681
    Kyocera Corp. (ADR) (Japan)                     25,000            2,329,750
    Orkla ASA (Norway)                             500,000            8,880,078
    Q-Cells (Germany)*                             100,000           10,196,826
    Renewable Energy Corp. AS (Norway)*            250,000           11,457,421
    Sharp Corp. Ltd. (ADR) (Japan)                 150,000            2,719,215
    Solar Millennuim (Germany)*                     75,000            4,159,793
    Solarworld (Germany)                           135,000            7,750,654
    Solon AG Fuer Solartechnik (Germany)*            5,000              565,305
                                                                  -------------
                                                                     58,477,723
                                                                  -------------
    RENEWABLE ENERGY POWER
    PRODUCERS & DEVELOPERS 11.40%
    Abengoa (Spain)                                225,000            8,898,757
    Acciona (Spain)                                 40,000           10,848,171
    EDF Energies Nouvelles (France)                115,000            9,116,133
    Electrificaciones del Norte (Spain)             15,000              794,414
                                                                  -------------
                                                                     29,657,475
                                                                  -------------
    WIND TURBINES - 9.40%
    GamesaCorporacionTechologica (Spain)           250,000           10,186,160
    Nordex (Germany)*                               50,000            2,460,322
    Vestas Wind Systems (Denmark)*                 150,000           11,819,474
                                                                  -------------
                                                                     24,465,956
                                                                  -------------
    WIND & HYDRO POWER PRODUCERS - 7.05%
    Brookfield Asset Management, Inc.,
      Class A (Canada)                             240,000            9,240,000
    Canadian Hydro Developers, Inc. (Canada)*      500,000            3,119,654
    Hafslund ASA, Class A (Norway)                 100,000            2,766,379
    TrustPower Ltd. (New Zealand)                  500,000            3,211,304
                                                                  -------------
                                                                     18,337,337
                                                                  -------------
    GEOTHERMAL - 3.89%
    Ormat Technologies, Inc.                       200,000            9,268,000
    WFI Industries Ltd. (Canada)                    30,000              855,590
                                                                  -------------
                                                                     10,123,590
                                                                  -------------
    FUEL CELLS - 0.58%
    FuelCell Energy, Inc.*                         150,000            1,341,000
    Tognum AG (Germany)*                             5,000              156,437
                                                                  -------------
                                                                      1,497,437
                                                                  -------------
    OCEAN ENERGY/WAVES - 0.14%
    Ocean Power Technologies, Inc.
      (United Kingdom)*                             15,000              235,500
    Renewable Energy Holdings PLC
      (United Kingdom)*                            125,000              124,789
                                                                  -------------
                                                                        360,289
                                                                  -------------
    Total Alternative Energy                                        142,919,807
                                                                  -------------
ENERGY CONSERVATION - 16.39%
  Baldor Electric Co.                              150,000            5,992,500
  Compagnie de Saint-Gobain (France)                80,000            8,326,981
  Johnson Controls, Inc.                            75,000            8,858,250
  Koninklijke Philips Electronics                   75,000            3,370,500
  Owens Corning, Inc.*                             150,000            3,757,500
  Schneider Electric SA (France)                    70,000            8,820,205
  Stantec, Inc. (Canada)*                           50,000            1,651,000
  Telvent GIT (Spain)                               75,000            1,866,750
                                                                  -------------
                                                                     42,643,686
                                                                  -------------

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTMEBER 30, 2007 (UNAUDITED)

                                                   SHARES          MARKET VALUE
                                                ------------      --------------
WATER - 6.24%
  Badger Meter, Inc.                               100,000        $   3,205,000
  Befesa Medio Ambiente (Spain)*                    12,000              484,669
  CIA SaneamentoBasico (Brazil)                    150,000            7,410,000
  Gorman-Rupp Co. (The)                             30,000              994,800
  Hyflux Ltd. (Singapore)                          250,000              483,344
  Kelda Group PLC, Class A (United Kingdom)        125,000            2,195,262
  Kelda Group PLC, Class B (United Kingdom)        100,000              407,473
  Pennon Group PLC (United Kingdom)                 75,000              927,511
  Southwest Water Co.                               10,000              126,300
                                                                  -------------
                                                                     16,234,359
                                                                  -------------
NATURAL FOODS - 4.17%
  SunOpta, Inc.*                                   175,000            2,535,750
  United Natural Foods, Inc.*                      125,000            3,402,500
  Whole Foods Market, Inc.                         100,000            4,896,000
                                                                  -------------
                                                                     10,834,250
                                                                  -------------
NATURAL GAS DISTRIBUTION - 3.99%
  Northwest Natural Gas Co.                         75,000            3,427,500
  South Jersey Industries, Inc.                    200,000            6,960,000
                                                                  -------------
                                                                     10,387,500
                                                                  -------------
RECYCLING - 1.29%
  Commercial Metals Co.                             35,000            1,107,750
  Caraustar Industries, Inc.*                       25,000              111,500
  Sims Group Ltd. (Australia)                       75,000            2,142,459
                                                                  -------------
                                                                      3,361,709
                                                                  -------------
TOTAL COMMON STOCK (COST $157,825,027)                              226,381,311
                                                                  -------------

SHORT-TERM INVESTMENTS - 11.69%
                                                     PAR
                                                   (000's)             VALUE
                                                ------------      --------------
U.S. TREASURY BILLS - 11.50%
   3.27% due 10/04/07                           $    5,500            5,497,503
   3.01% due 10/11/07                                2,000            1,997,993
   3.50% due 10/18/07                                4,000            3,992,602
   4.03% due 10/25/07                                6,000            5,982,558
   3.83% due 11/01/07                                5,000            4,982,446
   3.40% due 11/08/07                                4,500            4,483,000
   3.51% due 11/15/07                                3,000            2,986,252
                                                                  -------------
TOTAL U.S. TREASURY BILLS (COST $29,922,354)                         29,922,354
                                                                  -------------

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                    PAR
                                                   (000's)             VALUE
                                                ------------      --------------
CERTIFICATES OF DEPOSIT - 0.19%
SOCIALLY CONCERNED BANKS
  Alternatives Federal Credit Union
     1.00% due 10/31/07                         $      100        $     100,000
  Carver Federal Savings Bank
     2.84% due 10/01/07                                100              100,000
  Chittenden Bank (Vermont National Bank)
     2.27% due 12/03/07                                100              100,000
  Self-Help Credit Union
     4.88% due 11/10/07                                100              100,000
  South Shore Bank
     4.65% due 10/04/07                                100              100,000
                                                                  -------------
TOTAL CERTIFICATES OF DEPOSIT (COST $500,000)                           500,000
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $30,422,354)                                                  30,422,354
                                                                  -------------

TOTAL INVESTMENTS - 98.71%
(TOTAL COST $188,247,381)**                                       $ 256,803,665

Other Assets in Excess of Liabilities - 1.29%                         3,349,699
                                                                  -------------

Net Assets - 100.00%                                              $ 260,153,364
                                                                  =============

----------------------------------
ADR - American Depositary Receipt.
*Non-income producing security.
**Aggregate Cost for Federal income tax purposes is $188,247,381.

            Aggregate unrealized appreciation                     $  69,475,337
            Aggregate unrealized depreciation                          (919,053)
                                                                  -------------
        Net aggregate unrealized appreciation                     $  68,556,284
                                                                  =============

For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               New Alternatives Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Executive Officer
                           (principal executive officer)


Date                       October 16, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Executive Officer
                           (principal executive officer)


Date                       October 16, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Financial Officer
                           (principal financial officer)


Date                       October 16, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.